Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Summary of Cash and Cash Equivalents and Fixed Deposits Held at Banks (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash and cash equivalents [abstract]
Deposits with banks within three months to maturity when placed	¥ 360,000	$ 55,173	¥ 360,000
Cash at banks and in hand	256,290	39,278	546,840
Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	616,290	94,451	906,840	$ 138,979	¥ 933,250	¥ 751,612
Fixed bank deposits with maturity periods over three months	290,000	44,444	290,000
Pledged bank deposits	26,000	3,985	14,900
Cash and cash equivalents	¥ 932,290	$ 142,880	¥ 1,211,740